Deferred income tax and social contribution (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Applicable tax rate for income tax	25.00%	25.00%
Applicable tax rate for social contribution	9.00%	9.00%
Percentage of taxable profit offset	30.00%	30.00%
Credit used amount	R$ 123,948	R$ 255,252
Cozani [Member]
IfrsStatementLineItems [Line Items]
Credit used amount	R$ 129,954